UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06660

Name of Fund:    BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.2%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	$650	$720,688
City of Birmingham Albama, GO, Convertible CAB, Series A1, 5.00%, 3/01/45 (b)	915	906,280
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	2,000	2,008,140

		3,635,108
Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	850	941,469
Arizona — 1.4%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Senior Lien, AMT, 5.00%, 7/01/32	1,000	1,104,860
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A:
3.25%, 1/01/37	630	572,821
5.00%, 1/01/38	345	388,653
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,075	1,164,300
5.00%, 10/01/29	925	1,000,832

		4,231,466
California — 17.5%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.45%, 10/01/17 (a)	7,150	7,369,291
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC), 0.00%, 8/01/38 (c)	4,800	1,732,032
California Health Facilities Financing Authority, RB: St. Joseph Health System, Series A, 5.75%, 7/01/39	500	543,270
Sutter Health, Series B, 5.88%, 8/15/31	1,000	1,140,580
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/37	945	1,044,669

Municipal Bonds	Par (000)	Value
California (continued)
California State University, RB, Systemwide, Series A (a):
5.50%, 5/01/19	$1,000	$1,096,260
(AGC), 5.25%, 5/01/19	3,000	3,272,160
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,290	1,402,282
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	700	790,251
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM), 5.00%, 8/01/18 (a)	1,800	1,908,180
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/18 (a)	2,015	2,116,999
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	575	665,361
El Monte Union High School District, GO, Series C (AGM), 5.25%, 6/01/18 (a)	4,000	4,226,120
Los Angeles Community College District California, GO, Election of 2001, Series A (a):
(AGM), 5.00%, 8/01/17	2,200	2,246,816
(NPFGC), 5.00%, 8/01/17	4,330	4,422,143
Monterey Peninsula Community College District, GO, CAB, Series C, 0.00%, 2/01/18 (a)(c)	11,975	7,000,705
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 8/01/43 (b)	5,000	3,532,150
San Diego California Unified School District, GO, Election of 2008 (c):
CAB, Series C, 0.00%, 7/01/38	1,400	558,180
CAB, Series G, 0.00%, 7/01/34	580	254,968
CAB, Series G, 0.00%, 7/01/35	615	254,093
CAB, Series G, 0.00%, 7/01/36	920	357,015
CAB, Series G, 0.00%, 7/01/37	615	224,696

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds	Par (000)	Value
California (continued)
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 7/01/31 (c)	$1,110	$629,781
San Diego Community College District California, GO, CAB, Election of 2006 (c):
0.00%, 8/01/31	1,855	950,984
0.00%, 8/01/32	2,320	1,113,391
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	600	667,998
5.00%, 8/01/38	490	544,865
State of California, GO, Various Purposes, 5.00%, 4/01/42	1,500	1,662,225
Yosemite Community College District, GO, CAB, Election of 2004, Series D (c):
0.00%, 8/01/36	2,000	874,100
0.00%, 8/01/37	2,790	1,166,360

		53,767,925
Colorado — 2.0%
E-470 Public Highway Authority, Refunding RB, CAB, Series B (NPFGC), 0.00%, 9/01/32 (c)	5,500	2,412,795
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	1,000	1,099,250
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	2,500	2,733,525

		6,245,570
Florida — 12.3%
City of Tallahassee Florida Energy System Revenue, RB, (NPFGC), 5.00%, 10/01/37	4,000	4,092,600
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	1,420	1,506,734
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/18 (a)	1,000	1,059,040
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/17 (a)	7,875	8,013,600
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	550	608,619

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	$3,250	$3,423,192
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	825	927,168
5.38%, 10/01/32	1,100	1,217,656
County of Miami-Dade Florida, RB:
Jackson Health System (AGC), 5.63%, 6/01/34	900	970,992
Seaport Department, Series A, 6.00%, 10/01/38	1,780	2,076,993
Seaport Department, Series B, AMT, 6.25%, 10/01/38	360	426,380
Seaport Department, Series B, AMT, 6.00%, 10/01/42	580	668,125
Seaport, Series B, AMT, 6.00%, 10/01/30	570	668,371
County of Miami-Dade Florida Aviation, Refunding ARB, AMT:
5.00%, 10/01/34	160	173,101
Series A, 5.00%, 10/01/32	1,730	1,878,936
County of Miami-Dade Florida Educational Facilities Authority, RB, University Miami, Series A, 5.00%, 4/01/40	2,635	2,874,416
County of Orange Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 8/01/47	700	733,432
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21 (a)	30	34,480
5.00%, 10/01/31	1,870	2,089,725
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	250	267,415
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.38%, 10/01/29	2,400	2,711,664

2	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds	Par (000)	Value
Florida (continued)
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/33	$1,040	$1,193,400

		37,616,039
Georgia — 0.7%
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	1,000	1,031,290
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	440	505,151
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/33	120	127,560
5.00%, 4/01/44	550	576,609

		2,240,610
Illinois — 13.1%
City of Chicago Illinois, GO, Refunding, Series A, Project, 5.25%, 1/01/33	1,045	1,002,500
City of Chicago Illinois, GO, Series A, 5.25%, 1/01/35	2,000	1,910,480
City of Chicago Illinois, Refunding RB, Sales Tax Receipts, Series A, 5.00%, 1/01/41	390	395,753
City of Chicago Illinois Midway International Airport, Refunding RB, 2nd Lien, Series A, AMT, 5.00%, 1/01/34	505	539,325
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A, 5.75%, 1/01/39	2,000	2,244,220
City of Chicago Illinois O’Hare International Airport, RB, Senior Lien, Series D, 5.25%, 1/01/42	2,585	2,921,877
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series C, AMT, 5.38%, 1/01/39	3,235	3,540,255
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	515	550,241
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	400	449,056

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB: Central Dupage Health, Series B, 5.50%, 11/01/39	$2,070	$2,280,395
Silver Cross Hospital and Medical Centers, 4.13%, 8/15/37	615	600,818
Silver Cross Hospital and Medical Centers, 5.00%, 8/15/44	305	319,674
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	10,865	11,133,474
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project:
CAB (NPFGC), 0.00%, 12/15/36 (c)	10,000	3,762,400
Series A, 5.00%, 6/15/42 (d)	1,075	1,092,136
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 6/15/44 (c)	2,980	721,398
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	575	653,723
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	2,000	2,491,800
State of Illinois, GO:
5.25%, 2/01/33	735	748,781
5.50%, 7/01/33	710	739,919
5.25%, 2/01/34	735	747,039
5.50%, 7/01/38	380	392,829
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	805	867,685

		40,105,778
Indiana — 2.0%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,000	1,124,260
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	445	460,526
Private Activity Bond, Ohio River Bridges, AMT, 5.00%, 7/01/40	770	781,273

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2017	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/19 (a)	$390	$423,829
5.75%, 1/01/38	1,610	1,742,921
(AGC), 5.50%, 1/01/19 (a)	310	335,426
(AGC), 5.50%, 1/01/38	1,265	1,363,227

		6,231,462
Iowa — 2.7%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/19 (a)	4,925	5,459,510
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	815	874,471
5.70%, 12/01/27	815	869,719
5.80%, 12/01/29	555	590,842
5.85%, 12/01/30	575	612,593

		8,407,135
Kentucky — 0.7%
State of Kentucky Property & Building Commission, Refunding RB, Project No.93 (AGC), 5.25%, 2/01/29	225	240,464
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/19 (a)	1,775	1,916,805

		2,157,269
Louisiana — 1.6%
City of New Orleans Louisiana Aviation Board, RB, Series B, AMT, 5.00%, 1/01/40	2,620	2,794,361
Louisiana Public Facilities Authority, RB, Provident Group-Flagship Properties LLC, Series A, 5.00%, 7/01/56	690	729,178
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,150	1,241,379

		4,764,918
Massachusetts — 3.6%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 1/01/47	1,855	1,971,197

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/43	$330	$348,361
Massachusetts HFA, Refunding RB, Series C, AMT:
5.00%, 12/01/30	3,870	3,994,537
5.35%, 12/01/42	755	800,451
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	1,110	1,243,755
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	2,530	2,576,097

		10,934,398
Michigan — 5.6%
City of Detroit Michigan, Refunding RB, Sewage Disposal System, Series A (BHAC), 5.50%, 7/01/18 (a)	4,500	4,774,905
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/18 (a)	2,200	2,342,098
City of Detroit Michigan Water Supply System Revenue, RB:
2nd Lien, Series B (AGM), 6.25%, 7/01/19 (a)	350	391,349
Senior Lien, Series A, 5.25%, 7/01/41	1,600	1,704,176
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,700	1,923,006
Michigan Finance Authority, RB, Beaumont Health Credit Group, 4.00%, 11/01/46	20	19,523
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 3.25%, 11/15/42	780	637,237
Trinity Health Credit Group, 5.00%, 12/01/21 (a)	15	17,327
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series D, 5.00%, 9/01/39	720	769,500

4	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds	Par (000)	Value
Michigan (continued)
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/41	$600	$666,498
Series II-A, 5.38%, 10/15/36	1,000	1,112,230
Series II-A (AGM), 5.25%, 10/15/36	1,900	2,105,485
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	460	479,628
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	340	372,932

		17,315,894
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	275	301,073
6.50%, 11/15/38	1,525	1,646,878

		1,947,951
Nebraska — 0.9%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	2,650	2,872,097
Nevada — 1.0%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	1,000	1,081,560
(AGM), 5.25%, 7/01/39	1,700	1,839,655

		2,921,215
New Jersey — 10.0%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 1/01/43	790	834,991
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	6,700	6,873,865
Private Activity Bond, Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	610	642,531
Series WW, 5.25%, 6/15/33	135	137,741
Series WW, 5.00%, 6/15/34	180	179,782
Series WW, 5.00%, 6/15/36	800	798,968
Series WW, 5.25%, 6/15/40	320	324,090

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	$360	$391,882
5.50%, 12/01/26	255	276,922
5.75%, 12/01/28	140	152,372
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	840	854,927
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 6/15/33	1,290	1,315,800
Transportation Program, Series AA, 5.00%, 6/15/38	1,560	1,551,794
Transportation System, Series A, 5.50%, 6/15/41	4,265	4,355,930
Transportation System, Series A (NPFGC), 5.75%, 6/15/25	1,400	1,619,646
Transportation System, Series AA, 5.50%, 6/15/39	4,650	4,831,768
Transportation System, Series B, 5.00%, 6/15/42	5,035	4,998,899
Transportation System, Series D, 5.00%, 6/15/32	525	530,759

		30,672,667
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	325	358,816
New York — 5.4%
City of New York New York Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 6/15/44	1,250	1,413,713
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	3,035	3,272,549
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	2,200	2,519,418
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	610	690,441

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2017	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds	Par (000)	Value
New York (continued)
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 1/01/50	$5,600	$5,907,664
State of New York HFA, RB, Affordable Housing, M/F Housing, Series B, AMT, 5.30%, 11/01/37	2,835	2,857,595

		16,661,380
Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	460	542,538
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	610	693,588
5.25%, 2/15/33	850	963,441

		2,199,567
Pennsylvania — 6.8%
Commonwealth Financing Authority, RB, Series B, 5.00%, 6/01/42	2,110	2,289,392
Pennsylvania Economic Development Financing Authority, RB, AMT:
Pennsylvania Bridge Finco LP, 5.00%, 6/30/42	3,300	3,482,457
Pennsylvania Rapid Bridge Finco LP, 5.00%, 12/31/34	2,220	2,369,339
Pennsylvania Rapid Bridge Finco LP, 5.00%, 12/31/38	1,155	1,217,936
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	3,625	3,987,754
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	550	604,092
Series A-1, 5.00%, 12/01/41	730	804,891
Series B, 5.00%, 12/01/40	285	313,363
Series C, 5.50%, 12/01/33	490	567,783
Subordinate, Special Motor License Fund, 6.00%, 12/01/20 (a)	500	584,140
Subordinate, Special Motor License Fund, 5.50%, 12/01/41	2,245	2,481,780

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	$680	$743,886
Philadelphia School District, GO, Series E (a):
2016, 6.00%, 9/01/18	1,285	1,383,328
6.00%, 9/01/18	15	16,148

		20,846,289
Rhode Island — 1.1%
Rhode Island Commerce Corp., RB, Airport Corporation, 5.00%, 7/01/41	190	208,217
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	945	892,902
5.00%, 6/01/50	2,340	2,344,587

		3,445,706
South Carolina — 6.9%
County of Charleston South Carolina Airport District, ARB, Series A, AMT, 5.50%, 7/01/41	1,360	1,504,364
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	100	116,554
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	2,040	2,208,525
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	3,420	3,720,652
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	6,435	7,247,419
Series E, 5.50%, 12/01/53	2,820	3,171,203
State of South Carolina Public Service Authority, Refunding RB:
Santee Cooper, Series B, 5.00%, 12/01/38	1,840	2,039,382
Series E, 5.25%, 12/01/55	940	1,029,591

		21,037,690
Texas — 16.0%
Central Texas Turnpike System, Refunding RB, CAB, Series B, 0.00%, 8/15/37 (c)	780	332,147
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	500	559,195
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (c)	1,850	812,871

6	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	$750	$836,842
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	1,800	1,935,072
Series D, 5.00%, 11/01/42	1,140	1,223,984
Series H, 5.00%, 11/01/32	2,715	2,946,074
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	865	991,048
Leander ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/38 (c)	3,020	1,223,040
Lone Star College System, GO, 5.00%, 8/15/18 (a)	3,000	3,181,500
North Texas Tollway Authority, RB, Convertible CAB, Series C, 6.75%, 9/01/45 (b)	10,000	10,890,200
North Texas Tollway Authority, Refunding RB:
1st Tier System (NPFGC), 5.75%, 1/01/18 (a)	1,350	1,408,603
1st Tier System (NPFGC), 5.75%, 1/01/40	435	450,543
1st Tier System, Series A, 6.00%, 1/01/19 (a)	1,965	2,143,953
1st Tier System, Series A (NPFGC), 6.00%, 1/01/28	450	488,201
1st Tier System, Series S, 5.75%, 1/01/18 (a)	1,815	1,893,789
1st Tier, Series K-1 (AGC), 5.75%, 1/01/19 (a)	3,400	3,693,590
Series B, 5.00%, 1/01/40	530	585,549
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (c):
0.00%, 9/15/35	1,150	494,408
0.00%, 9/15/36	3,875	1,571,157
0.00%, 9/15/37	17,775	6,780,451
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/32	1,765	1,875,454
Natural Gas Utility Improvements, 5.00%, 12/15/31	1,030	1,097,815

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/45	$1,135	$1,190,797
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	605	659,226

		49,265,509
Washington — 1.9%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	900	983,718
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	3,000	3,240,420
Providence Health & Services, Series A, 5.00%, 10/01/39	1,000	1,064,940
Providence Health & Services, Series A, 5.25%, 10/01/39	550	591,404

		5,880,482
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,200	1,300,932
Total Municipal Bonds — 116.5%		358,005,342

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Arizona — 0.3%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/19 (a)	1,000	1,089,990
California — 1.8%
County of San Diego California Water Authority Financing Corp., COP, Refunding, Series A (AGM) (a):
5.00%, 5/01/18	503	528,123
5.00%, 5/01/18	2,527	2,655,256

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2017	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California (continued)
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	$1,699	$1,900,143
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (a)	359	394,680

		5,478,202
Colorado — 1.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A:
5.50%, 7/01/34 (d)	780	809,893
5.00%, 2/01/41	3,000	3,103,170

		3,913,063
Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,231	1,345,565
District of Columbia — 1.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (d)	855	948,280
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(d)	1,579	1,707,658
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	2,190	2,431,666

		5,087,604
Florida — 8.1%
City of Miami Beach Florida, RB, 5.00%, 9/01/45	2,740	3,057,429
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	1,540	1,692,984
County of Miami-Dade Florida Expressway Authority, Refunding RB, Series A (AGC), 5.00%, 7/01/35	2,100	2,302,293
County of Miami-Dade Florida Water & Sewer System, (AGC), 5.00%, 10/01/39	6,901	7,574,587
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/19 (a)	3,394	3,749,070
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	4,200	5,173,602

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Florida (continued)
State of Florida Board of Education, GO, Refunding, Series C, 5.00%, 6/01/18	$1,189	$1,218,072

		24,768,037
Illinois — 7.6%
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	2,548	2,644,931
Regional Transportation Authority, RB, 6.50%, 7/01/26	10,000	12,783,288
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (a)(d)	1,130	1,234,321
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series B, 5.50%, 1/01/18 (a)	3,499	3,644,323
Senior, Series B, 5.00%, 1/01/40	930	1,024,428
Series A, 5.00%, 1/01/38	1,859	2,042,877

		23,374,168
Maryland — 0.9%
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 7/01/41	2,478	2,802,031
Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 3/01/46	1,321	1,473,404
Michigan — 2.6%
Michigan Finance Authority, RB, Beaumont Health Credit Group, 5.00%, 11/01/44	1,750	1,891,839
Michigan Finance Authority, Refunding RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	4,675	5,235,486
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	760	835,894

		7,963,219
Nevada — 2.9%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (a)(d)	3,298	3,635,883
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/19 (a)	1,574	1,744,562

8	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Nevada (continued)
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 6/01/46	$3,080	$3,476,396

		8,856,841
New Jersey — 0.8%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	720	818,791
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (d)	1,580	1,605,522

		2,424,313
New York — 5.8%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (a)	242	255,720
5.75%, 6/15/40	808	855,242
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	4,920	5,459,996
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	1,470	1,667,259
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	3,080	3,514,372
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,340	1,517,162
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 198th Series, 5.25%, 11/15/56	2,001	2,288,315
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	996	1,085,318

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (d)	$1,200	$1,281,732

		17,925,116
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	500	533,910
Pennsylvania — 0.3%
County of Westmoreland Pennsylvania Municipal Authority, RB, Westmoreland County, Pennsyllvania (BAM), 5.00%, 8/15/42	800	880,456
South Carolina — 0.4%
South Carolina Public Service Authority, Refunding RB, Series A (a):
5.50%, 1/01/19	90	97,052
5.50%, 1/01/19	1,037	1,122,199

		1,219,251
Texas — 5.6%
Clear Creek Independent School District, GO, Refunding, Schoolbuilding (PSF-GTD):
5.00%, 2/15/33 (a)	1,565	1,567,247
5.00%, 2/15/33	335	335,907
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	4,000	4,362,200
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 2/15/41	3,080	3,422,866
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD):
5.00%, 2/15/32 (a)	5,066	5,074,660
5.00%, 2/15/32	184	184,055

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2017	9

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Texas (continued)
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37	$1,996	$2,146,298

		17,093,233
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System:
5.50%, 5/15/19 (a)	105	113,911
5.50%, 5/15/35	195	211,631

		325,542
Washington — 1.0%
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	2,565	2,965,063
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	1,920	2,060,659
Series C, 5.25%, 4/01/39 (d)	3,250	3,417,831

		5,478,490
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.0%		134,997,498
Total Long-Term Investments (Cost — $464,199,173) — 160.5%		493,002,840

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (f)(g)	2,969,938	$2,970,235
Total Short-Term Securities (Cost — $2,970,129) — 1.0%		2,970,235
Total Investments (Cost — $467,169,302*) — 161.5%		495,973,075
Other Assets Less Liabilities — 0.7%		2,346,913
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.3)%		(74,631,523)
VMTP Shares at Liquidation Value — (37.9)%		(116,500,000)

Net Assets Applicable to Common Shares — 100.0%		$307,188,465

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$394,230,492

Gross unrealized appreciation	$30,813,176
Gross unrealized depreciation	(3,549,491)

Net unrealized appreciation	$27,263,685

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(c)	Zero-coupon bond.

(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2017, to December 1, 2029, is $10,434,440.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	Current yield as of period end.

(g)	During the period ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

10	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Affiliate	Shares Held at April 30, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,841,543	1,128,395	2,969,938	$2,970,235	$2,642	828	106

[1]	Includes net capital gain distributions.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
OTC	Over-the-Counter
PSF	Permanent School Fund
RB	Revenue Bonds

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(31)	5-Year U.S. Treasury Note	March 2017	$3,653,883	$(2,426)
(142)	10-Year U.S. Treasury Note	March 2017	$17,674,563	(21,959)
(108)	Long U.S. Treasury Bond	March 2017	$16,291,125	35,779
(17)	Ultra U.S. Treasury Bond	March 2017	$2,731,687	3,625
Total				$15,019

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2017	11

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments	—	$493,002,840	—	$493,002,840
Short-Term Securities	$2,970,235	—	—	2,970,235

Total	$2,970,235	$493,002,840	—	$495,973,075

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$39,404	—	—	$39,404
Liabilities:
Interest rate contracts	(24,385)	—	—	(24,385)

Total	$15,019	—	—	$15,019

[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

12	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(74,478,898)	—	$(74,478,898)
VMTP Shares at Liquidation Value	—	(116,500,000)	—	(116,500,000)

Total	—	$(190,978,898)	—	$(190,978,898)

During the period ended January 31, 2017, there were no transfers between levels.

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2017	13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund II, Inc.

By:    /s/ John M. Perlowski

         John M. Perlowski

         Chief Executive Officer (principal executive officer) of

         BlackRock MuniYield Quality Fund II, Inc.

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John M. Perlowski

         John M. Perlowski

         Chief Executive Officer (principal executive officer) of

         BlackRock MuniYield Quality Fund II, Inc.

Date: March 23, 2017

By:    /s/ Neal J. Andrews

         Neal J. Andrews

         Chief Financial Officer (principal financial officer) of

         BlackRock MuniYield Quality Fund II, Inc.

Date: March 23, 2017